Investments	12 Months Ended
Dec. 31, 2021
Disclosure of Investments Explanatory [Abstract]
Investments
6.	Investments

($000s)	January 1, 2021	Fair value through other comprehensive income (loss)	Loss of associates	Additions	December 31, 2021
Current assets:
Investment in marketable securities	3,826	(459)	-	-	3,367

Non-current assets:
Investment in associate	2,611	-	(221)	39	2,429

($000s)	January 1, 2020	Fair value through other comprehensive income (loss)	Loss of associates	Additions	December 31, 2020
Current assets:
Investment in marketable securities	3,032	794	-	-	3,826

Non-current assets:
Investment in associate	2,361	-	(187)	437	2,611

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These financial assets are recorded at fair value of $3.4 million (December 31, 2020 — $3.8 million) in the consolidated statements of financial position. At December 31, 2021, the Company revalued its holdings in its investments and recorded a fair value decrease of $0.5 million on the statement of comprehensive income (loss).

Investment in associate relates to the Company’s investment in Paramount Gold Nevada Corp (“Paramount”). As at December 31, 2021, the Company holds 6.4% (December 31, 2020 – 7.42%) interest in Paramount for which it accounts using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During 2021, the Company recorded its proportionate share of Paramount’s net loss of $0.2 million (2020 – $0.2 million) within equity loss of associate on the consolidated statements of operations and comprehensive income (loss). As at December 31, 2021, the carrying value of the Company’s investment in Paramount was $2.4 million (December 31, 2020 – $2.6 million).

The Company also holds convertible notes issued by Paramount (Note 7) and received semi-annual interest payments in the current and comparative year in the form of Paramount common shares. In June 2020, the Company also participated in a non-brokered registered direct offering and purchased 288,460 common shares of Paramount at US$1.04 per common share for a total of $0.4 million.